SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising expenses:
Advertising expenses	$ 22,380	$ 18,557	$ 16,589
Severance pay:
Severance pay expense	$ 499	$ 455	$ 456
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of Diluted EPS	786,900	0	0